MORTGAGE NOTE PAYABLE (Annual Principal Payments on the Mortgage Note Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 195
2014	201
2015	207
2016	212
2017	8,228
Total	$ 9,043